INVESTMENTS - Held to maturity and Available-for-sale debt investments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Held to maturity debt securities
Carrying amount of held to maturity investments	¥ 15,100	¥ 2,400
Weighted average maturities periods	1 year 6 months	1 year 6 months
Available-for-sale debt investments
Available-for-sale debt securities, Cost, after adjusted with other-than-temporary impairment	¥ 2,693	¥ 2,633
Available-for-sale debt securities, Gross Unrealized Gains, including forex adjustment	257	236
Available-for-sale debt securities, Gross Unrealized Losses, including forex adjustment	(402)	(152)
Available-for-sale debt securities, fair value	2,548	2,717
Unrealized securities holding gain, net of tax	¥ 5	¥ (16)	¥ 305